UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.      Name and address of issuer:

                        The Rockland Funds Trust
                        100 South Rockland Falls Road
                        Rockland, DE  19732


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
        classes):   [X]

3.      Investment Company Act File Number:     811-7743

        Securities Act File Number:                             333-9355

4(a).   Last day of fiscal year for which this Form is filed:

                                        September 30, 1998

4(b).   [  ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
        (See Instruction A.2.)           N/A

        Note:  If the Form is being filed
        late, interest must be paid on the
        registration fee due.

4(c).   [  ] Check box if this is the last time the issuer will be
        filing this Form.            N/A

5.      Calculation of registration fee:

        (i)     Aggregate sale price of
                securities sold during the
                fiscal year pursuant to section 24(f):
                                                         $ 3,609,498
        (ii)    Aggregate price of securities redeemed
                or repurchased during the fiscal year:

                                 $ 517,134





        (iii)   Aggregate price of securities redeemed
                or repurchased during any prior fiscal
                year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

                                                        $          0

        (iv)    Total available redemption
                credits [add Items 5(ii) and 5(iii)]:
                                                         $ 517,134
        (v)     Net sales - if Item 5(i) is greater
                than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                         $ 3,092,364

        (vi)    Redemption credits available for use
                in future years- if Item 5(i) is less
                than Item 5(iv) [Subtract Item 5(iv) from Item 5(i)]:

                                                          $           0
        (vii)   Multiplier for determining registration
                fee (See Instruction C.9):
                                                         X         0.0278%

        (viii)  Registration fee due [Multiply Item 5(v)
                by Item 5(vii)] (enter "0" if no fee is due):
                                                               =    $859.68

6.      Prepaid Shares

        If the response to item 5(i) was determined by deducting
        an amount of securities that were registered under the
        Securities Act of 1933 pursuant to rule 24e-2 as in effect before (effective date of rescission of rule 24e-2), then
        report the amount of securities (number of shares or other units)
        deducted here:  N/A   .  If there is a number of shares or
        other units that were registered pursuant to rule 24e-2
        remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future
        fiscal years, then state that number here : N/A   .


7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                         +       $              N/A


8.      Total of the amount of the registration fee due plus any
        interest due [line 5(viii) plus line 7]:
                                                     =       $ 859.68


9.      Date the registration fee and any interest payment was sent
        to the Commission's lockbox depository:     December 16, 1998

                Method of Delivery:

                [X ]    Wire Transfer (CIK# 0001019651)

                [  ]    Mail or other means



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By  (Signature and Title) *   /s/Richard Gould
                             Richard Gould, Treasurer


Date    December 14, 1998

        *Please print the name and title of the signing officer below the signature.